POST-EMPLOYMENT BENEFITS - Conciliation of the liabilities of other retirement benefits (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Amounts recognized in balance sheet and statement of income for the year
Fair value of plan assets	R$ 28,430,481	R$ 19,422,764
Other post-employment benefit obligations
Amounts recognized in balance sheet and statement of income for the year
Present value of partially or fully covered actuarial liabilities	196,180	246,207
Net liabilities/(assets)	196,180	246,207
Current cost of service	(7,253)	(10,827)
Net interest cost	(15,546)	(26,577)
Actuarial expense/(revenue) recognized in the fiscal year	R$ 22,798	R$ 37,404